------------------------------------------------------------------------------------------------------------------------------------
                                                         SEPARATE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                      STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1995


------------------------------------------------------------------------------------------------------------------------------------
                                                               GROWTH         INVESTMENT GRADE INCOME        MONEY MARKET
                                                             SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
                                                                  1                      2                         3
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica Investment Trust ....      $   716,766             $   159,683             $   304,465

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)....................................              706                     157                     299
                                                             -----------             -----------             -----------
   Net assets..........................................      $   716,060             $   159,526             $   304,166
                                                             ===========             ===========             ===========

Net asset distribution by category:
   Qualified variable annuity policies.................      $   716,060             $   159,526             $   304,166
                                                             ===========             ===========             ===========

Qualified units outstanding, December 31, 1995.........            5,127                   1,368                   2,793
Net asset value per qualified unit, December 31, 1995..      $139.673528             $116.632734             $108.898245

------------------------------------------------------------------------------------------------------------------------------------
                                                            EQUITY INDEX          GOVERNMENT BOND
                                                            SUB-ACCOUNT            SUB-ACCOUNT
                                                                 4                      5
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica Investment Trust.....      $   127,852            $   173,087
LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)....................................              127                    169
                                                             -----------            -----------
   Net assets..........................................      $   127,725            $   172,918
                                                             ===========            ===========

Net asset distribution by category:
   Qualified variable annuity policies.................      $   127,725            $   172,918
                                                             ===========            ===========

Qualified units outstanding, December 31, 1995.........              891                  1,551
Net asset value per qualified unit, December 31, 1995..      $143.302251            $111.492739



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                         SEPARATE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                    STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1995


------------------------------------------------------------------------------------------------------------------------------------
                                                                GROWTH         INVESTMENT GRADE INCOME     MONEY MARKET
                                                              SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                                                   1                      2                      3
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends........................................           $ 67,610               $  9,156                $ 17,969
                                                               --------               --------                --------


EXPENSES:
   Mortality and expense risk fees..................              5,117                  1,202                   2,809
   Administrative expense fees......................              1,421                    334                     780
                                                               --------               --------                --------
     Total expenses.................................              6,538                  1,536                   3,589
                                                               --------               --------                --------

   Net investment income............................             61,072                  7,620                  14,380
                                                               --------               --------                --------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized loss................................               (464)                  (149)                     --
   Net unrealized gain..............................             92,586                 13,040                      --
                                                               --------               --------                --------

   Net realized and unrealized gain on investments..                                    92,122                 12,891
                                                               --------               --------                --------
   Net increase in net assets from operations.......           $153,194               $ 20,511                $ 14,380
                                                               ========               ========                ========
------------------------------------------------------------------------------------------------------------------------------------
                                                            EQUITY INDEX          GOVERNMENT BOND
                                                              SUB-ACCOUNT            SUB-ACCOUNT
                                                                   4                      5
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends........................................           $  8,309               $  8,571
                                                               --------               --------


EXPENSES:
   Mortality and expense risk fees..................                911                  1,244
   Administrative expense fees......................                253                    346
                                                               --------               --------
     Total expenses.................................              1,164                  1,590
                                                               --------               --------

   Net investment income............................              7,145                  6,981
                                                               --------               --------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss).........................              3,196                 (1,013)
   Net unrealized gain..............................             18,996                  8,986
                                                               --------               --------

   Net realized and unrealized gain on investments..             22,192                  7,973
                                                               --------               --------
   Net increase in net assets from operations.......           $ 29,337               $ 14,954
                                                               ========               ========


  The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                         SEPARATE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------
                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                 GROWTH                    INVESTMENT GRADE INCOME
                                                                             SUB-ACCOUNT 1                        SUB-ACCOUNT 2
                                                                         YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                                           1995            1994             1995            1994
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income............................................    $  61,072         $ 24,258        $    7,620      $   6,131
   Net realized gain (loss) from security transactions..............         (464)          (7,214)             (149)        (1,965)
   Net unrealized gain (loss) on investments........................       92,586          (19,429)           13,040         (9,199)
                                                                        ---------        ---------        ----------      ---------

   Net increase (decrease) in net assets from operations............      153,194           (2,385)           20,511         (5,033)
                                                                        ---------        ---------        ----------      ---------

   FROM CAPITAL TRANSACTIONS:
   Net deposits.....................................................      190,334          202,325            35,941         33,040
   Terminations.....................................................      (71,551)        (156,935)          (10,187)       (29,798)
   Other transfers from (to) the General Account of
     First Allmerica Financial Life Insurance Company (Sponsor).....           21           26,541             2,123         (4,510)
                                                                        ---------        ---------        ----------      ---------

   Net increase (decrease) in net assets from capital transactions..      118,804           71,931            27,877         (1,268)
                                                                        ---------        ---------        ----------      ---------

   Net increase (decrease) in net assets............................      271,998           69,546            48,388         (6,301)

  NET ASSETS:
   Beginning of year................................................      444,062          374,516           111,138        117,439
                                                                        ---------        ---------        ----------      ---------
   End of year......................................................    $ 716,060        $ 444,062        $  159,526      $ 111,138
                                                                        =========        =========        ==========      =========


  The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                         SEPARATE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                  MONEY MARKET                              EQUITY INDEX                              GOVERNMENT BOND
                  SUB-ACCOUNT 3                             SUB-ACCOUNT 4                              SUB-ACCOUNT 5
             YEAR ENDED DECEMBER 31,                   YEAR ENDED DECEMBER 31,                    YEAR ENDED DECEMBER 31,
            1995                1994                  1995                 1994                  1995                1994
------------------------------------------------------------------------------------------------------------------------------------
          $  14,380            $   4,133            $   7,145            $   2,335             $   6,981           $  12,206
                 --                   --                3,196                1,851                (1,013)            (14,172)
                 --                   --               18,996               (3,828)                8,986              (3,709)
          ---------            ---------            ---------            ---------             ---------           ---------

             14,380                4,133               29,337                  358                14,954              (5,675)
          ---------            ---------            ---------            ---------             ---------           ---------
             73,363              320,783               19,664               69,280                54,856              71,032
           (159,752)            (116,913)             (28,719)             (72,498)              (19,947)            (57,403)

                (65)             132,746                2,420                   87                    (5)           (195,292)
          ---------            ---------            ---------            ---------             ---------           ---------

            (86,454)             336,616               (6,635)              (3,131)               34,904            (181,663)
          ---------            ---------            ---------            ---------             ---------           ---------

            (72,074)             340,749               22,702               (2,773)               49,858            (187,338)


            376,240               35,491              105,023              107,796               123,060             310,398
          ---------            ---------            ---------            ---------             ---------           ---------
          $ 304,166            $ 376,240            $ 127,725            $ 105,023             $ 172,918           $ 123,060
          =========            =========            =========            =========             =========           =========

--------------------------------------------------------------------------------
                               SEPARATE ACCOUNT I
--------------------------------------------------------------------------------
                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1995


NOTE 1 - ORGANIZATION

   Separate Account I (SA-I) is a separate investment account of First Allmerica Financial Life Insurance Company (the Company), established on October 1, 1992 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity policies issued by the Company. Effective October 16, 1995, concurrent with the demutualization, the Company's name was changed from State Mutual Life Assurance Company of America. Under applicable insurance law, the assets and liabilities of SA-I are clearly identified and distinguished from the other assets and liabilities of the Company. SA-I cannot be charged with liabilities arising out of any other business of the Company.

   SA-I is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). SA-I currently offers five Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of the Company. The Trust is an open-end, diversified series management investment company registered under the 1940 Act.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   Investments - Security transactions are recorded on the trade date. Investments in shares of the Trust are stated at the net asset value per share of the respective investment portfolio of the Trust. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust at net asset value.

   Federal Income Taxes - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of SA-I. Therefore, no provision for income taxes has been charged against SA-I.

NOTE 3 - INVESTMENTS

   The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust at December 31, 1995 were as follows:

------------------------------------------------------------------------------------------------------------------------------------

                                                         PORTFOLIO INFORMATION
   SUB-             INVESTMENT                     NUMBER OF                AGGREGATE                   NET ASSET
  ACCOUNT            PORTFOLIO                      SHARES                    COST                    VALUE PER SHARE

------------------------------------------------------------------------------------------------------------------------------------
            Allmerica Investment Trust:
    1       Growth.........................          329,396              $    665,980                $    2.176
    2       Investment Grade Income........          142,957                   158,452                     1.117
    3       Money Market...................          304,465                   304,465                     1.000
    4       Equity Index...................           69,979                   110,018                     1.827
    5       Government Bond................          162,983                   173,433                     1.062

NOTE 4 - RELATED PARTY TRANSACTIONS

   The Company makes a charge of .90% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .25% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account but are paid to the Company on a monthly basis.

   An IRA account fee is currently deducted on the policy anniversary date and upon full surrender of the IRA account. The IRA account fee is $25. For IRA accounts established after April 30, 1993, the IRA account fee will be waived in the following circumstances: if the contribution establishing the IRA account was at least $15,000, the IRA account fee will be waived on the first anniversary deduction; if the accumulated value is $15,000 as of December 31 of the calendar year previous to any subsequent anniversary deduction, the IRA account fee will be waived on such subsequent anniversary deduction. For the year ended December 31, 1995, there were no IRA account fees deducted from accumulated value in the Separate Account.

   Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of SA-I, and does not receive any compensation for sales of the IRA policies. Commissions are paid to registered representatives of Allmerica Investments by the Company.

NOTE 5 - POLICYOWNERS AND SPONSOR TRANSACTIONS

   Transactions from policyowners were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,
                                        1995                                      1994
                                        ----                                      ----
                                UNITS             AMOUNT                UNITS              AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Sub-Account 1
Issuance of units..........    1,560              $ 194,420             2,185             $  232,422
Redemption of units........     (607)               (75,616)           (1,496)              (160,491)
                              ------              ---------           -------             ----------
Net increase...............      953              $ 118,804               689             $   71,931
                              ======              =========           =======             ==========

Sub-Account 2
Issuance of units..........      366              $  40,028               321             $   32,965
Redemption of units........     (108)               (12,151)             (336)               (34,233)
                              ------              ---------           -------             ----------
Net increase (decrease)....      258              $  27,877               (15)            $   (1,268)
                              ======              =========           =======             ==========

Sub-Account 3
Issuance of units..........      699              $  73,511             5,040             $  518,505
Redemption of units........   (1,521)              (159,965)           (1,775)              (181,889)
                              ------              ---------           -------             ----------
Net increase (decrease)....     (822)             $ (86,454)            3,265             $  336,616
                              ======              =========           =======             ==========

Sub-Account 4
Issuance of units..........      173              $  24,090               650             $   69,367
Redemption of units........     (269)               (30,725)             (675)               (72,498)
                              ------              ---------           -------             ----------
Net increase (decrease.....      (96)             $  (6,635)              (25)            $   (3,131)
                              ======              =========           =======             ==========

Sub-Account 5
Issuance of units..........      549              $  54,856               706             $   79,132
Redemption of units........     (232)               (19,952)           (2,521)              (260,795)
                              ------              ---------           -------             ----------
Net increase (decrease.....      317              $  34,904            (1,815)            $ (181,663)
                              ======              =========           =======             ==========

NOTE 6 - DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that SA-I satisfies the current requirements of the regulations, and it intends that SA-I will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

   Cost of purchases and proceeds from sales of the Trust shares by SA-I during the year ended December 31, 1995 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
   SUB-
  ACCOUNT                  INVESTMENT  PORTFOLIO                            PURCHASES                    SALES
------------------------------------------------------------------------------------------------------------------------------------
     1         Growth.....................................                  $ 279,506                $   99,346
     2         Investment Grade Income....................                     50,022                    14,478
     3         Money Market...............................                     93,194                   165,306
     4         Equity Index...............................                     86,566                    86,027
     5         Government Bond............................                     65,470                    23,572
                                                                            ---------                 ---------
               Totals.....................................                  $ 574,758                 $ 388,729
                                                                            =========                 =========


                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of First Allmerica Financial
Life Insurance Company and
Policyowners of Separate Account I of
First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (1, 2, 3, 4 and 5) constituting the Separate Account I of First Allmerica Financial Life Insurance Company at December 31, 1995, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1995 by correspondence with the Trust, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts


February 23, 1996
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